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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        May 1, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: Massachusetts Investors Trust (the "Trust") (File Nos. 2-11401 and 811-203

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 80 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2002.

     Please call the undersigned or Martha Donovan at (617) 954-5800 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn